Disclosure of Detailed Information About Intangible Assets (Details) - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021	Jul. 31, 2020
IfrsStatementLineItems [Line Items]
Total intangible assets and goodwill	$ 8,560	$ 16,358	$ 17,498
Goodwill And Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Total intangible assets and goodwill
Goodwill And Intangible Assets [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Total intangible assets and goodwill	3,949	3,949
Goodwill And Intangible Assets [Member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Total intangible assets and goodwill	(3,949)	(3,949)
Patents And Licences [Member]
IfrsStatementLineItems [Line Items]
Total intangible assets and goodwill	8,509	13,756	13,768
Patents And Licences [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Total intangible assets and goodwill	15,730	16,368
Patents And Licences [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Total intangible assets and goodwill	(7,221)	(2,612)
Brand names [member]
IfrsStatementLineItems [Line Items]
Total intangible assets and goodwill		2,465	3,675
Brand names [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Total intangible assets and goodwill		8,772
Brand names [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Total intangible assets and goodwill		(6,307)
Computer software [member]
IfrsStatementLineItems [Line Items]
Total intangible assets and goodwill	51	137	$ 55
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Total intangible assets and goodwill	69	11,275
Computer software [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Total intangible assets and goodwill	$ (18)	$ (11,138)